General information and basis of presentation - Schedule of financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General information, recapitalization and basis of presentation.
Total current assets	¥ 6,374,276	¥ 6,898,394
Total non-current assets	2,508,106	2,442,213
Total assets	8,882,382	9,340,607	¥ 10,885,258
Total current liabilities	5,446,321	5,162,412
Total non-current liabilities	158,006	343,113
Total liabilities	5,604,327	5,505,525	5,599,975
Total revenue	4,357,462	4,098,037	3,309,113
Net loss	(928,026)	(1,330,513)	(1,414,123)
Net cash (used in)/generated from operating activities	(745,984)	(404,334)	(704,145)
Net cash generated from/(used in) investing activities	1,873,169	388,435	1,315,725
Net cash generated from/(used in) financing activities	(694,066)	(1,611,781)	1,533,838
Net (decrease)/increase in cash and cash equivalents	433,119	(1,627,680)	2,145,418
Cash and cash equivalents at the beginning of the year	1,399,370	3,055,194	1,077,875
Cash and cash equivalents at the end of year	¥ 1,907,776	1,399,370	3,055,194
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
VIEs
General information, recapitalization and basis of presentation.
Registered capital, capital reserve and PRC statutory reserves	¥ 1,774,000	1,753,000
Total current assets	3,865,127	3,820,222
Total non-current assets	906,455	996,872
Total assets	4,771,582	4,817,094
Total current liabilities	7,645,984	7,427,980
Total non-current liabilities	27,902	97,509
Total liabilities	7,673,886	7,525,489
Total revenue	4,064,707	3,723,306	3,042,997
Net loss	(195,819)	(708,699)	(989,704)
Net cash (used in)/generated from operating activities	(618,574)	(439,174)	(443,276)
Net cash generated from/(used in) investing activities	918,498	3,633	1,660,300
Net cash generated from/(used in) financing activities	368,778	108,564	(887,374)
Net (decrease)/increase in cash and cash equivalents	668,702	(326,977)	329,650
Cash and cash equivalents at the beginning of the year	237,550	564,527	234,877
Cash and cash equivalents at the end of year	¥ 906,252	¥ 237,550	¥ 564,527
VIEs | Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%	98.90%